                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

                                VANECK VIP TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         VanEck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2019

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

VANECK VIP EMERGING MARKETS FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy – one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

VANECK VIP EMERGING MARKETS FUND

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research – you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck VIP Trust

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

2

VANECK VIP EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VIP EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period* January 1, 2019 - June 30, 2019
Van Eck VIP Emerging Markets Fund
Initial Class	Actual	$1,000.00	$1,221.50	$6.83
	Hypothetical**	$1,000.00	$1,018.65	$6.21
Class S	Actual	$1,000.00	$1,219.60	$8.53
	Hypothetical**	$1,000.00	$1,017.11	$7.75
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), of 1.24% on Initial Class Shares and 1.55% on Class S Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.9%

Argentina: 0.2%
39,000	Grupo Supervielle SA (ADR)	$307,320
Brazil: 5.5%
351,400	Fleury SA	1,953,773
548,900	International Meal Co. Alimentacao SA	1,129,262
35,000	IRB Brasil Resseguros SA	897,798
815,000	Movida Participacoes SA	3,162,411
265,000	Rumo SA *	1,430,605
6,200	Smiles Fidelidade SA	67,813
		8,641,662
China / Hong Kong: 34.4%
55,490	Alibaba Group Holding Ltd. (ADR) *	9,402,781
1,795,000	A-Living Services Co. Ltd. Reg S 144A #	3,033,215
264,000	Anta Sports Products Ltd. #	1,820,859
88,500	Baozun, Inc. (ADR) *	4,412,610
3,764,000	Beijing Enterprises Water Group Ltd. #	2,237,136
3,588,969	China Animal Healthcare Ltd. * # ∞	97,814
698,000	China Education Group Holdings Ltd. Reg S #	1,092,542
244,000	China Maple Leaf Educational Systems Ltd. #	96,712
2,859,000	Fu Shou Yuan International Group Ltd. #	2,509,103
Number of Shares		Value

China / Hong Kong: (continued)
396,000	Galaxy Entertainment Group Ltd. #	$2,663,891
42,200	Huazhu Group Ltd. (ADR)	1,529,750
49,700	HUYA, Inc. (ADR) *	1,228,087
18,547	Kweichow Moutai Co. Ltd. #	2,663,785
784,000	Ping An Insurance Group Co. of China Ltd. #	9,427,500
84,000	Shenzhou International Group Holdings Ltd. #	1,158,755
199,200	Tencent Holdings Ltd. #	9,011,686
22,000	Tencent Music Entertainment Group (ADR) *	329,780
243,000	Yihai International Holding Ltd. #	1,260,653
		53,976,659
Egypt: 1.6%
437,187	Commercial International Bank Egypt SAE	1,911,629
958,802	Juhayna Food Industries #	592,763
134,405	Sarwa Capital SAE *	43,473
		2,547,865
Georgia: 1.4%
69,700	Bank of Georgia Group Plc (GBP) #	1,328,964
60,700	Georgia Capital Plc (GBP) *	840,237
		2,169,201
Germany: 1.1%
39,200	Delivery Hero SE Reg S 144A * #	1,779,379

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Hungary: 0.7%
28,400	OTP Bank Nyrt #	$1,130,928
India: 10.7%
424,400	Cholamandalam Investment and Finance Co. Ltd. #	1,752,029
400,843	GRUH Finance Ltd. * #	1,616,292
124,600	HDFC Bank Ltd. #	4,408,517
25,700	HDFC Bank Ltd. (ADR)	3,342,028
47,499	Lemon Tree Hotels Ltd. Reg S 144A * #	46,129
59,000	Oberoi Realty Ltd. #	516,346
145,800	Phoenix Mills Ltd. #	1,341,638
73,500	Quess Corp. Ltd. Reg S 144A * #	614,307
65,000	Reliance Industries Ltd. #	1,180,409
104,000	Titan Co. Ltd. #	2,006,623
		16,824,318
Indonesia: 3.0%
8,480,000	Bank Rakyat Indonesia Tbk PT #	2,617,988
8,750,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT * #	2,136,762
		4,754,750
Kenya: 0.8%
4,477,000	Safaricom Plc	1,222,389
Kuwait: 0.7%
108,455	Human Soft Holding Co. KSC	1,129,576
Malaysia: 1.4%
1,084,000	Malaysia Airports Holdings Bhd #	2,239,882
Number of Shares		Value

Mexico: 2.8%
536,000	Qualitas Controladora SAB de CV	$1,504,081
326,800	Regional SAB de CV	1,683,398
563,000	Unifin Financiera SAB de CV SOFOM ENR	1,251,616
		4,439,095
Peru: 0.3%
1,665	Credicorp Ltd. (USD)	381,135
Philippines: 5.7%
3,789,000	Ayala Land, Inc. #	3,759,028
11,880,000	Bloomberry Resorts Corp. #	2,618,228
895,200	International Container Terminal Services, Inc.	2,557,964
		8,935,220
Poland: 0.6%
19,639	Kruk SA * #	962,876
Russia: 3.3%
180,480	Sberbank of Russia PJSC (ADR) #	2,780,484
62,737	Yandex NV (USD) *	2,384,006
		5,164,490
Saudi Arabia: 0.0%
1,297	Leejam Sports Co. JSC #	25,860
South Africa: 6.8%
690,000	Advtech Ltd.	676,038
32,005	Naspers Ltd. #	7,746,812
1,561,924	Transaction Capital Ltd.	2,214,528
		10,637,378

See Notes to Financial Statements

6

Number of Shares		Value

South Korea: 2.3%
7,640	Koh Young Technology, Inc. #	$550,782
1,255	Samsung Biologics Co. Ltd. Reg S 144A * #	348,321
13,385	Samsung SDI Co. Ltd. #	2,746,123
		3,645,226
Spain: 2.0%
109,603	CIE Automotive SA #	3,172,079
Switzerland: 0.6%
21,500	Wizz Air Holdings Plc Reg S 144A (GBP) * #	931,140
Taiwan: 2.8%
331,000	Chroma ATE, Inc. #	1,476,557
160,010	Poya International Co. Ltd. #	2,165,676
148,000	TaiMed Biologics, Inc. * #	758,038
		4,400,271
Thailand: 2.5%
643,000	CP ALL PCL #	1,804,768
1,142,826	Srisawad Corp. PCL (NVDR) #	2,098,369
		3,903,137
Turkey: 2.6%
232,296	AvivaSA Emeklilik ve Hayat AS #	360,012
684,140	MLP Saglik Hizmetleri AS Reg S 144A * #	1,366,879
709,968	Sok Marketler Ticaret AS * #	1,170,680
377,000	Tofas Turk Otomobil Fabrikasi AS #	1,254,906
		4,152,477
Number of Shares		Value

United Arab Emirates: 1.1%
56,100	NMC Health Plc (GBP) #	$1,716,419
United Kingdom: 0.0%
1,235,312	Hirco Plc * # ∞	0
United States: 0.7%
68,300	Laureate Education, Inc. *	1,072,993
Uruguay: 0.3%
204,910	Biotoscana Investments SA (BDR) *	403,955
Total Common Stocks (Cost: $115,938,072)		150,667,680
PREFERRED STOCKS: 2.2%
Brazil: 1.3%
221,640	Itau Unibanco Holding SA, 3.97%	2,092,909
South Korea: 0.9%
42,600	Samsung Electronics Co. Ltd., 2.78% #	1,412,802
Total Preferred Stocks (Cost: $2,312,606)		3,505,711
MONEY MARKET FUND: 1.5% (Cost: $2,287,188)
2,287,188	AIM Treasury Portfolio — Institutional Class	2,287,188
Total Investments: 99.6% (Cost: $120,537,866)		156,460,579
Other assets less liabilities: 0.4%		683,160
NET ASSETS: 100.0%		$157,143,739

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $103,609,446 which represents 65.9% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $8,119,370, or 5.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.1%	$14,243,761
Consumer Discretionary	31.6	49,510,564
Consumer Staples	4.8	7,492,649
Energy	0.8	1,180,409
Financials	30.1	47,090,873
Health Care	4.2	6,645,199
Industrials	8.9	13,969,524
Information Technology	4.0	6,186,264
Real Estate	3.6	5,617,012
Utilities	1.4	2,237,136
Money Market Fund	1.5	2,287,188
	100.0%	$156,460,579

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$307,320	$—	$—	$307,320
Brazil	8,641,662	—	—	8,641,662
China / Hong Kong	16,903,008	36,975,837	97,814	53,976,659
Egypt	1,955,102	592,763	—	2,547,865
Georgia	840,237	1,328,964	—	2,169,201
Germany	—	1,779,379	—	1,779,379
Hungary	—	1,130,928	—	1,130,928
India	3,342,028	13,482,290	—	16,824,318
Indonesia	—	4,754,750	—	4,754,750
Kenya	1,222,389	—	—	1,222,389
Kuwait	1,129,576	—	—	1,129,576
Malaysia	—	2,239,882	—	2,239,882
Mexico	4,439,095	—	—	4,439,095
Peru	381,135	—	—	381,135
Philippines	2,557,964	6,377,256	—	8,935,220
Poland	—	962,876	—	962,876
Russia	2,384,006	2,780,484	—	5,164,490
Saudi Arabia	—	25,860	—	25,860
South Africa	2,890,566	7,746,812	—	10,637,378
South Korea	—	3,645,226	—	3,645,226
Spain	—	3,172,079	—	3,172,079
Switzerland	—	931,140	—	931,140
Taiwan	—	4,400,271	—	4,400,271
Thailand	—	3,903,137	—	3,903,137
Turkey	—	4,152,477	—	4,152,477
United Arab Emirates	—	1,716,419	—	1,716,419
United Kingdom	—	—	0	0
United States	1,072,993	—	—	1,072,993
Uruguay	403,955	—	—	403,955
Preferred Stocks
Brazil	2,092,909	—	—	2,092,909
South Korea	—	1,412,802	—	1,412,802
Money Market Fund	2,287,188	—	—	2,287,188
Total	$52,851,133	$103,511,632	$97,814	$156,460,579

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (Cost $120,537,866)	$156,460,579
Cash denominated in foreign currency, at value (Cost $311,433)	311,665
Receivables:
Investments sold	611,936
Shares of beneficial interest sold	122,667
Dividends	378,204
Prepaid expenses	338
Other assets	34,526
Total assets	157,919,915
Liabilities:
Payables:
Investments purchased	503,478
Shares of beneficial interest redeemed	34,596
Due to Adviser	123,398
Due to Distributor	48
Deferred Trustee fees	79,038
Accrued expenses	35,618
Total liabilities	776,176
NET ASSETS	$157,143,739
Initial Class Shares:
Net Assets	$156,890,909
Shares of beneficial interest outstanding	11,078,537
Net asset value, redemption and offering price per share	$14.16
Class S Shares:
Net Assets	$252,830
Shares of beneficial interest outstanding	18,055
Net asset value, redemption and offering price per share	$14.00
Net Assets consist of:
Aggregate paid in capital	$119,567,940
Total distributable earnings (loss)	37,575,799
$157,143,739

See Notes to Financial Statements

10

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $198,312)		$1,804,052
Expenses:
Management fees	$738,718
Distribution fees – Class S Shares	242
Transfer agent fees – Initial Class Shares	13,512
Transfer agent fees – Class S Shares	6,802
Custodian fees	43,523
Professional fees	56,311
Reports to shareholders	20,191
Insurance	4,185
Trustees’ fees and expenses	15,755
Other	20,875
Total expenses	920,114
Waiver of management fees	(6,722)
Net expenses		913,392
Net investment income		890,660
Net realized gain (loss) on:
Investments		1,000,746
Forward foreign currency contracts		37
Foreign currency transactions and foreign denominated assets and liabilities		(26,516)
Net realized gain		974,267
Net change in unrealized appreciation (depreciation) on:
Investments		27,308,485
Foreign currency transactions and foreign denominated assets and liabilities		2,914
Net change in unrealized appreciation (depreciation)		27,311,399
Net Increase in Net Assets Resulting from Operations		$29,176,326

See Notes to Financial Statements

11

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2019	2018
	(unaudited)
Operations:
Net investment income	$890,660	$797,327
Net realized gain	974,267	5,389,117
Net change in unrealized appreciation (depreciation)	27,311,399	(47,881,284)
Net increase (decrease) in net assets resulting from operations	29,176,326	(41,694,840)
Distributions to shareholders:
Dividends and distributions
Initial Class Shares	(4,169,713)	(485,467)
Class S Shares	(4,581)	—
Total dividends and distributions	(4,174,294)	(485,467)
Share transactions*:
Proceeds from sale of shares
Initial Class Shares	16,143,634	35,110,654
Class S Shares	79,900	144,250
	16,223,534	35,254,904
Reinvestment of dividends and distributions
Initial Class Shares	4,169,713	485,467
Class S Shares	4,581	—
	4,174,294	485,467
Cost of shares redeemed
Initial Class Shares	(22,834,343)	(46,872,965)
Class S Shares	(12,139)	(6,629)
	(22,846,482)	(46,879,594)
Net decrease in net assets resulting from share transactions	(2,448,654)	(11,139,223)
Total increase (decrease) in net assets	22,553,378	(53,319,530)
Net Assets:
Beginning of period	134,590,361	187,909,891
End of period	$157,143,739	$134,590,361
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class Shares:
Shares sold	1,219,932	2,471,078
Shares reinvested	325,504	29,053
Shares redeemed	(1,738,526)	(3,245,170)
Net decrease	(193,090)	(745,039)
Class S Shares:
Shares sold	5,830	10,848
Shares reinvested	361	—
Shares redeemed	(887)	(542)
Net increase	5,304	10,306

See Notes to Financial Statements

12

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class Shares
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$11.93		$15.63	$10.40	$10.50		$12.95	$14.90
Income from investment operations:
Net investment income	0.08	(b)	0.07 (b)	0.04 (b)	0.08		0.09	0.10
Net realized and unrealized gain (loss) on investments	2.52		(3.73)	5.24	(0.08)		(1.80)	(0.23)
Total from investment operations	2.60		(3.66)	5.28	(0.00	)(c)	(1.71)	(0.13)
Less dividends and distributions from:
Net investment income	(0.06)		(0.04)	(0.05)	(0.05)		(0.07)	(0.08)
Net realized capital gains	(0.31)		—	—	(0.05)		(0.67)	(1.74)
Total dividends and distributions	(0.37)		(0.04)	(0.05)	(0.10)		(0.74)	(1.82)
Net asset value, end of period	$14.16		$11.93	$15.63	$10.40		$10.50	$12.95
Total return (a)	22.15	%(d)	(23.49)%	51.03%	0.10%		(13.99)%	(0.41)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$156,891		$134,440	$187,872	$121,723		$128,025	$153,436
Ratio of gross expenses to average net assets	1.24	%(e)	1.21%	1.19%	1.18%		1.14%	1.17%
Ratio of net expenses to average net assets	1.24	%(e)	1.21%	1.19%	1.18%		1.14%	1.17%
Ratio of net expenses to average net assets excluding interest expense	1.24	%(e)	1.21%	1.19%	1.19	%(f)	1.13%	1.17%
Ratio of net investment income to average net assets	1.21	%(e)	0.48%	0.27%	0.70%		0.71%	0.69%
Portfolio turnover rate	9	%(d)	34%	42%	62%		65%	85%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share
(d)	Not annualized
(e)	Annualized
(f)	Excludes reimbursement from prior year custodial charge of 0.02%

See Notes to Financial Statements

13

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S Shares
	For the Six						May 2,
	Months						2016 (a)
	Ended		Year Ended				through
	June 30,		December 31,				December 31,
	2019		2018		2017		2016
	(unaudited)
Net asset value, beginning of period	$11.80		$15.48		$10.36		$10.35
Income from investment operations:
Net investment income (loss)	0.07	(b)	(0.04	)(b)	(0.04	)(b)	0.01
Net realized and unrealized gain (loss) on investments	2.48		(3.64)		5.21		—	(c)
Total from investment operations	2.55		(3.68)		5.17		0.01
Less dividends and distributions from:
Net investment income	(0.04)		—		(0.05)		—
Net realized capital gains	(0.31)		—		—		—
Total dividends and distributions	(0.35)		—		(0.05)		—
Net asset value, end of period	$14.00		$11.80		$15.48		$10.36
Total return (d)	21.96	%(e)	(23.77)%		50.16%		0.10	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$253		$150		$38		$10
Ratio of gross expenses to average net assets	8.48	%(f)	19.19%		51.45%		30.43	%(f)
Ratio of net expenses to average net assets	1.55	%(f)	1.59%		1.75%		1.75	%(f)
Ratio of net expenses to average net assets excluding interest expense	1.55	%(f)	1.59%		1.75%		1.75	%(f)
Ratio of net investment income (loss) to average net assets	1.01	%(f)	(0.27)%		(0.33)%		0.12	%(f)
Portfolio turnover rate	9	%(e)	34%		42%		62	%(e)(g)
(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated at the fund level and represents a one year period.

See Notes to Financial Statements

14

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are substantially the same, except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Fund’s Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities
15

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:
16

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.
17

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

E.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. At June 30, 2019, the Fund held no derivative instruments.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2019, the Fund held forward foreign currency contracts for 12 days. The average amounts purchased and sold (in U.S dollars) were $77,695 and $77,690, respectively. At June 30, 2019, the Fund held no forward foreign currency contracts.

The impact of transactions in derivative instruments during the period ended June 30, 2019, was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contracts[1]	$37

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
18

F.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are calculated on the specific identified cost basis.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged against net investment income of that class.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and for Class S Shares, respectively. For the period ended June 30, 2019, the Adviser waived management fees in the amount of $6,722 for Class S Shares.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments, excluding U.S.

19

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

government securities and short-term obligations, aggregated to $13,247,813 and $18,968,723, respectively.

Note 6—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$120,631,391	$46,949,774	$(11,120,586)	$35,829,188

The tax character of dividends and distributions paid to shareholders for the year ended December 31, 2018 was as follows:

Ordinary income	$485,467

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

The Fund currently invests in India. The Finance Bill (2018) provided that long-term capital gains from listed equity shares sold after April 1, 2018 which were previously exempt from capital gains tax are now subject to a tax of 10% (plus applicable surcharge and education cess). Taxpayers received a cost step-up to the fair market value of shares held on January 31, 2018 provided the shares had unrealized gains as of that date. As of June 30, 2019 there are no capital gains taxes accrued on the Fund.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations

20

not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

At June 30, 2019, the shareholder accounts of two insurance companies and the Adviser owned approximately 80%, 14%, and 6% of the Fund’s Class S Shares, respectively. The aggregate shareholder accounts of two insurance companies owned approximately 66% and 18% of the Initial Class Shares.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the average daily loan balance during the 4 day period for which a loan was outstanding amounted to $1,294,508 and the average interest rate was 3.76%. At June 30, 2019, the Fund had no outstanding borrowings under the Facility.

Note 10—Recent Accounting Pronouncements—The Fund early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value

21

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 1, 2019 the Indian President signed into law changes to the 2019 Indian Budget. These changes will apply an increase in the surcharge that results in an increase to the effective tax rates for capital gains earned by foreign portfolio investors organized as non-corporate entities for all sales of investments after April 1, 2019. We have evaluated the impact of this change and there are no material impacts at this time.

22

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited)

VANECK VIP EMERGING MARKETS FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub-group of funds selected from the Category by the independent consultant further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of
24

portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the
25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds,

26

separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Category median for the three- and ten-year periods, and the Fund had underperformed its Category median for the one- and five-year periods. The Board also noted that the Fund had outperformed its Peer Group median for the ten-year period, and that the Fund had underperformed its Peer Group median for the one-, three-, and five-year periods. The Board also observed that the Fund had outperformed its benchmark index for the three-, five-, and ten-year periods, and that the Fund had underperformed its benchmark for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the total expense ratio, net of waivers or reimbursements, for the Fund was the same as the median expense ratio for its Peer Group and higher than the median expense ratio for its Category. The Board also noted that the advisory fee rate for the Fund was lower the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Category. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent

27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other

28

factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

29

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPEMSAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

VANECK VIP GLOBAL GOLD FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy – one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

VANECK VIP GLOBAL GOLD FUND

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research – you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck VIP Trust

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

2

VANECK VIP GLOBAL GOLD FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VIP GLOBAL GOLD FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period* January 1, 2019 - June 30, 2019
Van Eck VIP Global Gold Fund
Actual	$1,000.00	$1,220.30	$7.98
Hypothetical**	$1,000.00	$1,017.60	$7.25
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019) of 1.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.9%

Australia: 22.7%
598,500	Bellevue Gold Ltd. * #	$294,107
871,818	Cardinal Resources Ltd. *	208,100
626,292	Evolution Mining Ltd. #	1,919,462
1,288,110	Gold Road Resources Ltd. * #	897,160
36,100	Newcrest Mining Ltd. #	811,030
145,500	Northern Star Resources Ltd. #	1,193,657
194,839	OceanaGold Corp. (CAD)	532,644
246,600	Saracen Mineral Holdings Ltd. * #	638,402
197,700	SolGold Plc (GBP) *	80,342
1,860,000	West African Resources Ltd. * #	425,713
		7,000,617
Canada: 63.9%
29,587	Agnico-Eagle Mines Ltd. (USD)	1,516,038
108,340	Alamos Gold, Inc. (USD)	655,457
44,200	Allegiant Gold Ltd. *	4,388
42,000	Allegiant Gold Ltd. * # ø	4,169
56,000	Auryn Resources, Inc. *	95,361
684,088	B2Gold Corp. (USD) *	2,072,787
137,228	Barrick Gold Corp. (USD)	2,164,086
148,800	Bear Creek Mining Corp. *	188,621
130,914	Bonterra Resources, Inc. *	202,936
199,200	Columbus Gold Corp. *	26,620
303,743	Continental Gold, Inc. *	879,070
Number of Shares		Value

Canada: (continued)
301,225	Corvus Gold, Inc. *	$503,748
20,700	Detour Gold Corp. *	261,131
214,900	Eastmain Resources, Inc. *	25,436
121,719	First Mining Gold Corp. *	20,913
104,206	Gold Standard Ventures Corp. (USD) *	110,458
42,600	Golden Star Resources Ltd. (USD) *	171,678
211,400	Kinross Gold Corp. (USD) *	820,232
73,652	Kirkland Lake Gold Ltd. (USD)	3,161,144
182,709	Leagold Mining Corp. *	277,646
830,142	Liberty Gold Corp. *	316,957
31,600	Lundin Gold, Inc. *	158,296
102,100	Midas Gold Corp. *	49,118
111,600	Nighthawk Gold Corp. *	42,610
99,000	Orezone Gold Corp. * #	48,383
438,788	Orezone Gold Corp. *	214,443
17,400	Osisko Gold Royalties Ltd. (USD)	181,656
222,900	Osisko Mining, Inc. *	561,697
141,000	Otis Gold Corp. *	9,690
96,000	Premier Gold Mines Ltd. *	149,548
41,800	Pretium Resources, Inc. (USD) *	418,418
155,000	Probe Metals, Inc. *	152,686
416,300	Pure Gold Mining, Inc. *	187,558
383,906	Rio2 Ltd. *	120,195
383,900	Sabina Gold and Silver Corp. *	389,895
223,900	Semafo, Inc. *	882,230

See Notes to Consolidated Financial Statements

5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Canada: (continued)
40,200	SSR Mining, Inc. (USD) *	$549,534
52,200	TMAC Resources, Inc. Reg S *	247,138
55,300	Wheaton Precious Metals Corp. (USD)	1,337,154
218,048	Yamana Gold, Inc. (USD)	549,481
		19,728,606
Mexico: 1.6%
43,900	Fresnillo Plc (GBP) #	485,876
Monaco: 0.5%
9,480	Endeavour Mining Corp. (CAD) *	154,555
South Africa: 1.4%
4,300	AngloGold Ashanti Ltd. (ADR)	76,583
64,500	Gold Fields Ltd. (ADR)	348,945
		425,528
United States: 7.8%
180,900	Argonaut Gold, Inc. (CAD) *	245,888
45,468	Newmont Mining Corp.	1,749,154
3,960	Royal Gold, Inc.	405,860
		2,400,902
Total Common Stocks (Cost: $21,465,466)		30,196,084
Number of Shares		Value

WARRANTS: 0.1%

Canada: 0.1%
29,280	Alio Gold, Inc. (CAD 3.44, expiring 01/22/20) * #	$0
42,000	Allegiant Gold Ltd. (CAD 1.20, expiring 01/30/20) * # ø	0
8,000	Bonterra Resources, Inc. (CAD 5.60, expiring 12/28/19) * #	0
27,985	Leagold Mining Corp. (CAD 3.70, expiring 05/24/20) * #	1,122
352,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * #	28,223
61,000	Probe Metals, Inc. (CAD 1.45, expiring 06/19/20) * #	8,734
159,000	Pure Gold Mining, Inc. (CAD 0.85, expiring 05/24/20) * #	4,553
Total Warrants (Cost: $41,933)		42,632
MONEY MARKET FUND: 2.2% (Cost: $678,247)
678,247	AIM Treasury Portfolio – Institutional Class	678,247
Total Investments: 100.2% (Cost: $22,185,646)		30,916,963
Liabilities in excess of other assets: (0.2)%		(73,864)
NET ASSETS: 100.0%		$30,843,099

See Notes to Consolidated Financial Statements

6

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,760,591 which represents 21.9% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $4,169, or 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of June 30, 2019 are as follows:

	Acquisition	Number of	Acquisition		% of
Security	Date	Shares	Cost	Value	Net Assets
Allegiant Gold Ltd.	11/20/2017	42,000	$19,879	$4,169	0.0%
Allegiant Gold Ltd.
Warrants	02/09/2018	42,000	—	0	0.0
			$19,879	$4,169	0.0%

Summary of Investments	% of
by Sector	Investments	Value
Diversified Metals & Mining	1.7%	$510,692
Gold	87.8	27,154,676
Precious Metals & Minerals	4.0	1,236,194
Silver	4.3	1,337,154
Money Market Fund	2.2	678,247
	100.0%	$30,916,963

See Notes to Consolidated Financial Statements

7

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$821,086	$6,179,531	$—	$7,000,617
Canada	19,676,054	52,552	—	19,728,606
Mexico	—	485,876	—	485,876
Monaco	154,555	—	—	154,555
South Africa	425,528	—	—	425,528
United States	2,400,902	—	—	2,400,902
Warrants*	—	42,632	—	42,632
Money Market Fund	678,247	—	—	678,247
Total	$24,156,372	$6,760,591	$—	$30,916,963

*	See Consolidated Schedule of Investments for geographic sector breakouts.

See Notes to Consolidated Financial Statements

8

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (Cost $22,185,646)	$30,916,963
Cash denominated in foreign currency, at value (Cost $234)	234
Receivables:
Shares of beneficial interest sold	24,385
Dividends	4,781
Prepaid expenses	39
Total assets	30,946,402
Liabilities:
Payables:
Shares of beneficial interest redeemed	37,025
Due to Adviser	3,598
Due to Distributor	5,698
Deferred Trustee fees	12,633
Accrued expenses	44,349
Total liabilities	103,303
NET ASSETS	$30,843,099
Shares of beneficial interest outstanding	4,063,018
Net asset value, redemption and offering price per share	$7.59
Net Assets consist of:
Aggregate paid in capital	$29,925,753
Total distributable earnings (loss)	917,346
$30,843,099

See Notes to Consolidated Financial Statements

9

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $5,338)		$136,931
Expenses:
Management fees	$92,298
Distribution fees	30,766
Transfer agent fees	11,605
Administration fees	30,766
Custodian fees	12,370
Professional fees	56,470
Reports to shareholders	9,382
Insurance	476
Trustees’ fees and expenses	2,567
Interest	45
Other	184
Total expenses	246,929
Waiver of management fees	(68,118)
Net expenses		178,811
Net investment loss		(41,880)
Net realized gain (loss) on:
Investments		(399,164)
Foreign currency transactions and foreign denominated assets and liabilities		(1,127)
Net realized loss		(400,291)
Net change in unrealized appreciation (depreciation) on:
Investments		5,746,523
Foreign currency transactions and foreign denominated assets and liabilities		6
Net change in unrealized appreciation (depreciation)		5,746,529
Net Increase in Net Assets Resulting from Operations		$5,304,358

See Notes to Consolidated Financial Statements

10

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment loss	$(41,880)	$(102,671)
Net realized loss	(400,291)	(907,738)
Net change in unrealized appreciation (depreciation)	5,746,529	(2,380,859)
Net increase (decrease) in net assets resulting from operations	5,304,358	(3,391,268)
Distributions to shareholders:
Dividends and distributions	—	(628,368)
Share transactions*:
Proceeds from sale of shares	8,056,614	13,149,811
Reinvestment of dividends and distributions	—	628,368
Cost of shares redeemed	(4,723,866)	(8,912,469)
Net increase in net assets resulting from share transactions	3,332,748	4,865,710
Total increase in net assets	8,637,106	846,074
Net Assets:
Beginning of period	22,205,993	21,359,919
End of period	$30,843,099	$22,205,993
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	1,220,266	1,997,299
Shares reinvested	—	86,087
Shares redeemed	(729,989)	(1,319,350)
Net increase	490,277	764,036

See Notes to Consolidated Financial Statements

11

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018		2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$6.22		$7.60		$7.11		$4.83	$6.42	$6.85
Income from investment operations:
Net investment loss	(0.01	)(b)	(0.03	)(b)	(0.07	)(b)	(0.04)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	1.38		(1.13)		0.91		2.35	(1.54)	(0.36)
Total from investment operations	1.37		(1.16)		0.84		2.31	(1.56)	(0.40)
Less dividends and distributions from:
Net investment income	—		(0.22)		(0.35)		(0.03)	—	(0.03)
Net realized capital gains	—		—		—		—	(0.03)	—
Total dividends and distributions	—		(0.22)		(0.35)		(0.03)	(0.03)	(0.03)
Net asset value, end of period	$7.59		$6.22		$7.60		$7.11	$4.83	$6.42
Total return (a)	22.03	%(c)	(15.70)%		11.63%		48.25%	(24.43)%	(5.89)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$30,843		$22,206		$21,360		$19,524	$7,750	$7,599
Ratio of gross expenses to average net assets	2.00	%(d)	2.18%		2.03%		1.84%	2.46%	2.41%
Ratio of net expenses to average net assets	1.45	%(d)	1.45%		1.45%		1.45%	1.45%	1.45%
Ratio of net expenses to average net assets excluding interest expense	1.45	%(d)	1.45%		1.45%		1.45%	1.45%	1.45%
Ratio of net investment loss to average net assets	(0.34	)%(d)	(0.51)%		(0.96)%		(1.00)%	(0.57)%	(0.88)%
Portfolio turnover rate	13	%(c)	45%		65%		57%	44%	33%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized
(d)	Annualized

See Notes to Consolidated Financial Statements

12

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Fund’s Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities
13

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.
14

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—The Subsidiary, a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of June 30, 2019, the Fund held $15,168 in its Subsidiary, representing 0.05% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Consolidated Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.
15

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

E.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Consolidated Schedule of Investments.

G.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at June 30, 2019 are reflected in the Consolidated Schedule of Investments.

H.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2019.
16

I.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are calculated on the specific identified cost basis.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Fund’s total annual operating expense (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets. Refer to the Consolidated Statement of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2019.

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the period ended June 30, 2019 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred

17

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of the Fund’s average daily net assets and is recorded as Distribution Fees in the Consolidated Statement of Operations.

Note 5—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $6,934,210 and $3,160,907, respectively.

Note 6—Income Taxes—At June 30, 2019, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$24,057,592	$9,711,409	$(2,852,038)	$6,859,371

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2018 was as follows:

Ordinary income	$628,368

At December 31, 2018, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$(2,261,268)	$(3,284,477)	$(5,545,745)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

18

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. In addition, the Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

At June 30, 2019, the aggregate shareholder accounts of three insurance companies owned approximately 68%, 20% and 11% of the Fund’s outstanding shares of beneficial interest.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the Van Eck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

19

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the average daily loan balance during the 8 day period for which a loan was outstanding amounted to $54,574 and the average interest rate was 3.73%. At June 30, 2019, the Fund had no outstanding borrowings under the Facility.

Note 10—Recent Accounting Pronouncements—The Fund early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued.

20

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited)

VANECK VIP GLOBAL GOLD FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
21

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub-group of funds selected from the Category by the independent consultant further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with those of the Fund’s (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
22

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with
23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology

24

and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Peer Group and Category medians for the one-year period, and the Fund had outperformed its Peer Group and Category medians for the three- and five-year periods. The Board also noted that the Fund had underperformed its benchmark index for the one-, three- and five-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rate of its Category and the same as the median advisory fee rate of its Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratios of its Peer Group and Category. In addition, the Board noted that the Management Fee Rate (which

25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

includes both advisory and administrative fee rates) was equal to the median Management Fee Rates of its Peer Group and Category. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on

26

particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

27

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPGGSAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck VIP Trust

VanEck VIP Global Hard Assets Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

VANECK VIP GLOBAL HARD ASSETS FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy – one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

VANECK VIP GLOBAL HARD ASSETS FUND

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research – you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President
VanEck VIP Trust

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

2

VANECK VIP GLOBAL HARD ASSETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VIP GLOBAL HARD ASSETS FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period* January 1, 2019 - June 30, 2019
Van Eck VIP Global Hard Assets Fund
Initial Class	Actual	$1,000.00	$1,125.10	$5.90
	Hypothetical**	$1,000.00	$1,019.24	$5.61
Class S	Actual	$1,000.00	$1,124.00	$7.21
	Hypothetical**	$1,000.00	$1,018.00	$6.85

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), of 1.12% on Initial Class Shares, and 1.37% on Class S Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.5%

Bermuda: 1.7%
235,400	Golar LNG Ltd. (USD)	$4,350,192
Canada: 21.9%
164,722	Agnico-Eagle Mines Ltd. (USD)	8,440,355
769,274	Barrick Gold Corp. (USD)	12,131,451
1,042,149	Encana Corp. (USD)	5,346,224
951,300	First Quantum Minerals Ltd.	9,036,823
794,200	Kinross Gold Corp. (USD) *	3,081,496
177,265	Nutrien Ltd. (USD)	9,476,587
371,540	Teck Resources Ltd. (USD)	8,567,713
		56,080,649
Israel: 2.2%
89,400	SolarEdge Technologies, Inc. (USD) *	5,583,924
Netherlands: 1.4%
55,800	Royal Dutch Shell Plc (ADR)	3,668,292
Switzerland: 2.4%
1,813,440	Glencore Plc (GBP) #	6,276,174
United Kingdom: 6.6%
252,900	Anglo American Plc #	7,224,949
155,200	Rio Tinto Plc (ADR)	9,675,168
		16,900,117
United States: 57.3%
27,600	Brigham Minerals, Inc. *	592,296
42,000	Bunge Ltd.	2,339,820
95,200	Cabot Oil & Gas Corp.	2,185,792
203,200	CF Industries Holdings, Inc.	9,491,472
Number of Shares		Value

United States: (continued)
41,500	Chart Industries, Inc. *	$3,190,520
61,200	Chevron Corp.	7,615,728
83,700	Cimarex Energy Co.	4,965,921
297,100	CNX Resources Corp. *	2,171,801
95,294	Concho Resources, Inc.	9,832,435
15,633	Corteva, Inc. *	462,268
108,147	Diamondback Energy, Inc.	11,784,779
15,633	Dow, Inc.	770,863
15,633	DuPont de Nemours, Inc.	1,173,569
67,400	EOG Resources, Inc.	6,278,984
43,400	Halliburton Co.	986,916
166,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,700,424
57,800	Kirby Corp. *	4,566,200
106,300	Louisiana-Pacific Corp.	2,787,186
199,800	Nabors Industries Ltd.	579,420
240,096	Newmont Mining Corp.	9,236,493
36,000	Ormat Technologies, Inc.	2,282,040
496,000	Parsley Energy, Inc. *	9,428,960
89,200	Patterson-UTI Energy, Inc.	1,026,692
111,530	PBF Energy, Inc.	3,490,889
132,900	PDC Energy, Inc. *	4,792,374
66,300	Pioneer Natural Resources Co.	10,200,918
282,100	ProPetro Holding Corp. *	5,839,470
29,300	Schlumberger Ltd.	1,164,382
36,700	Solaris Oilfield Infrastructure, Inc.	549,766

See Notes to Financial Statements

5

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

United States: (continued)
87,300	Steel Dynamics, Inc.	$2,636,460
266,400	Sunrun, Inc. *	4,997,664
245,100	Transocean Ltd. *	1,571,091
69,400	Tyson Foods, Inc.	5,603,356
121,600	Viper Energy Partners LP	3,747,712
353,100	WPX Energy, Inc. *	4,064,181
		147,108,842
Total Common Stocks (Cost: $203,874,862)		239,968,190
Number of Shares		Value

MONEY MARKET FUND: 6.4% (Cost: $16,389,921)
16,389,921	AIM Treasury Portfolio – Institutional Class	$16,389,921
Total Investments: 99.9% (Cost: $220,264,783)		256,358,111
Other assets less liabilities: 0.1%		318,573
NET ASSETS: 100.0%		$256,676,684

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,501,123 which represents 5.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	3.1%	$7,943,176
Energy	41.4	106,235,215
Industrials	5.0	12,754,384
Information Technology	2.2	5,583,924
Materials	39.2	100,469,027
Real Estate	1.8	4,700,424
Utilities	0.9	2,282,040
Money Market Fund	6.4	16,389,921
	100.0%	$256,358,111

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$4,350,192	$—	$—	$4,350,192
Canada	56,080,649	—	—	56,080,649
Israel	5,583,924	—	—	5,583,924
Netherlands	3,668,292	—	—	3,668,292
Switzerland	—	6,276,174	—	6,276,174
United Kingdom	9,675,168	7,224,949	—	16,900,117
United States	147,108,842	—	—	147,108,842
Money Market Fund	16,389,921	—	—	16,389,921
Total	$242,856,988	$13,501,123	$—	$256,358,111

See Notes to Financial Statements

7

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (Cost $220,264,783)	$256,358,111
Cash	31,308
Cash denominated in foreign currency, at value (Cost $20)	20
Receivables:
Investments sold	3,063,565
Shares of beneficial interest sold	126,737
Dividends	167,205
Prepaid expenses	625
Other assets	21,915
Total assets	259,769,486
Liabilities:
Payables:
Investments purchased	2,414,012
Shares of beneficial interest redeemed	220,943
Due to Adviser	200,536
Due to Distributor	23,135
Deferred Trustee fees	138,257
Accrued expenses	95,919
Total liabilities	3,092,802
NET ASSETS	$256,676,684
Initial Class Shares:
Net Assets	$138,286,845
Shares of beneficial interest outstanding	7,219,384
Net asset value, redemption and offering price per share	$19.15
Class S Shares:
Net Assets	$118,389,839
Shares of beneficial interest outstanding	6,435,412
Net asset value, redemption and offering price per share	$18.40
Net Assets consist of:
Aggregate paid in capital	$378,841,073
Total distributable earnings (loss)	(122,164,389)
$256,676,684

See Notes to Financial Statements

8

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $46,116)		$2,563,155
Expenses:
Management fees	$1,261,046
Distribution fees – Class S Shares	144,484
Transfer agent fees – Initial Class Shares	18,493
Transfer agent fees – Class S Shares	13,692
Custodian fees	12,728
Professional fees	49,349
Reports to shareholders	32,221
Insurance	7,778
Trustees’ fees and expenses	17,994
Other	735
Total expenses	1,558,520
Net investment income		1,004,635
Net realized loss on:
Investments		(26,124,352)
Foreign currency transactions and foreign denominated assets and liabilities		(7,018)
Net realized loss		(26,131,370)
Net change in unrealized appreciation (depreciation) on:
Investments		54,528,579
Foreign currency transactions and foreign denominated assets and liabilities		2,138
Net change in unrealized appreciation (depreciation)		54,530,717
Net Increase in Net Assets Resulting from Operations		$29,403,982

See Notes to Financial Statements

9

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2019	2018
	(unaudited)
Operations:
Net investment income (loss)	$1,004,635	$(10,361)
Net realized loss	(26,131,370)	(13,708,679)
Net change in unrealized appreciation (depreciation)	54,530,717	(79,867,969)
Net increase (decrease) in net assets resulting from operations	29,403,982	(93,587,009)
Share transactions*:
Proceeds from sale of shares
Initial Class Shares	14,934,459	34,932,920
Class S Shares	13,622,045	27,127,504
	28,556,504	62,060,424
Cost of shares redeemed
Initial Class Shares	(25,086,942)	(51,066,791)
Class S Shares	(12,680,314)	(29,225,061)
	(37,767,256)	(80,291,852)
Net decrease in net assets resulting from share transactions	(9,210,752)	(18,231,428)
Total increase (decrease) in net assets	20,193,230	(111,818,437)
Net Assets:
Beginning of period	236,483,454	348,301,891
End of period	$256,676,684	$236,483,454
* Shares of beneficial interest issued and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class Shares:
Shares sold	799,903	1,576,548
Shares redeemed	(1,339,619)	(2,258,568)
Net decrease	(539,716)	(682,020)
Class S Shares:
Shares sold	759,382	1,263,288
Shares redeemed	(702,187)	(1,347,376)
Net increase (decrease)	57,195	(84,088)

See Notes to Financial Statements

10

VANECK VIP GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class Shares
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$17.02		$23.74	$24.14		$16.88	$25.37	$31.39
Income from investment operations:
Net investment income (loss)	0.08	(b)(e)	0.02 (b)	(0.05	)(b)	(0.05)	0.10	0.06
Net realized and unrealized gain (loss) on investments	2.05		(6.74)	(0.35)		7.39	(8.58)	(6.05)
Total from investment operations	2.13		(6.72)	(0.40)		7.34	(8.48)	(5.99)
Less dividends from:
Net investment income	—		—	—		(0.08)	(0.01)	(0.03)
Net asset value, end of period	$19.15		$17.02	$23.74		$24.14	$16.88	$25.37
Total return (a)	12.51	%(c)	(28.31)%	(1.66)%		43.71%	(33.45)%	(19.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$138,287		$132,081	$200,403		$224,612	$176,087	$275,099
Ratio of gross expenses to average net assets	1.12	%(d)	1.10%	1.09%		1.06%	1.05%	1.06%
Ratio of net expenses to average net assets	1.12	%(d)	1.10%	1.09%		1.06%	1.05%	1.06%
Ratio of net expenses to average net assets excluding interest expense	1.12	%(d)	1.10%	1.09%		1.06%	1.05%	1.06%
Ratio of net investment income (loss) to average net assets	0.90	%(d)(e)	0.10%	(0.21)%		(0.24)%	0.43%	0.19%
Portfolio turnover rate	21	%(c)	15%	15%		45%	21%	31%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized
(e)	Net Investment income per share reflects non-recurring dividends which amounted to $0.08 per average share outstanding. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 0.05%.

See Notes to Financial Statements

11

VANECK VIP GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S Shares
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018		2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$16.37		$22.89		$23.33		$16.35	$24.64	$30.55
Income from investment operations:
Net investment income (loss)	0.06	(b)(e)	(0.03	)(b)	(0.10	)(b)	(0.09)	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	1.97		(6.49)		(0.34)		7.15	(8.32)	(5.89)
Total from investment operations	2.03		(6.52)		(0.44)		7.06	(8.28)	(5.91)
Less dividends from:
Net investment income	—		—		—		(0.08)	(0.01)	—
Net asset value, end of period	$18.40		$16.37		$22.89		$23.33	$16.35	$24.64
Total return (a)	12.40	%(c)	(28.48)%		(1.89)%		43.41%	(33.62)%	(19.35)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$118,390		$104,402		$147,898		$172,185	$91,635	$118,163
Ratio of gross expenses to average net assets	1.37	%(d)	1.35%		1.34%		1.30%	1.31%	1.32%
Ratio of net expenses to average net assets	1.37	%(d)	1.35%		1.34%		1.30%	1.31%	1.32%
Ratio of net expenses to average net assets excluding interest expense	1.37	%(d)	1.35%		1.34%		1.30%	1.31%	1.32%
Ratio of net investment income (loss) to average net assets	0.67	%(d)(e)	(0.14)%		(0.47)%		(0.50)%	0.17%	(0.06)%
Portfolio turnover rate	21	%(c)	15%		15%		45%	21%	31%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized
(e)	Net Investment income per share reflects non-recurring dividends which amounted to $0.08 per average share outstanding. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (0.18)%.

See Notes to Financial Statements

12

VANECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Hard Assets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in hard asset securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are substantially the same, except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Fund’s Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities
13

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.
14

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps
15

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2019.

F.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are calculated on the specific identified cost basis.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged against net investment income of that class.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Fund’s total

16

annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the period ended June 30, 2019, no management fees were waived nor were any expenses assumed by the Adviser.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $50,067,343 and $56,883,167, respectively.

Note 6—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

	Gross	Gross	Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$230,620,129	$61,150,632	$(35,412,650)	$25,737,982

There were no distributions paid by the fund during the year ended December 31, 2018.

At December 31, 2018, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term	Long-Term
Capital Losses	Capital Losses
with No Expiration	With No Expiration	Total
$(9,769,641)	$(112,891,370)	$(122,661,011)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by

17

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

At June 30, 2019, the aggregate shareholder accounts of three insurance companies owned approximately 47%, 24%, and 7%, of the Initial Class Shares and four insurance companies owned approximately 41%, 30%, 12%, and 5% of the Class S Shares.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or

18

termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period end June 30, 2019, the Fund had no outstanding borrowings under the Facility.

Note 10—Recent Accounting Pronouncements—The Fund early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

19

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited)

VANECK VIP GLOBAL HARD ASSETS FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
20

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub-group of funds selected from the Category by the independent consultant further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of
21

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the
22

Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the

23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Category and Peer Group medians for the one-, three-, five- and ten-year periods. The Board also noted that the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Fund’s large holdings in the energy sector detracted from Fund performance. The Board also noted that the Fund’s performance has improved after being adversely affected by a prevailing bear market in recent years. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median expense ratios for its Category and Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

24

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

25

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPGHASAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck VIP Trust

VanEck VIP Unconstrained Emerging Markets Bond Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy – one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research – you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck VIP Trust

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

2

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period* January 1, 2019 - June 30, 2019
Van Eck VIP Unconstrained Emerging Market Bond Fund
Actual	$1,000.00	$1,099.00	$5.72
Hypothetical**	$1,000.00	$1,019.34	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), of 1.10% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
4

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 34.2%
Argentina: 0.3%
USD	59,000	YPF SA 144A 8.50%, 03/27/29 (c)	$58,186
Cayman Islands: 3.4%
	234,000	China Evergrande Group Reg S 8.75%, 06/28/21 (c)	208,052
		Fantasia Holdings Group Co. Ltd. Reg S
	137,000	7.38%, 10/04/19 (c)	125,704
	133,000	8.38%, 03/08/21	127,550
	244,000	NagaCorp. Ltd. 144A 9.38%, 05/21/20 (c)	258,152
			719,458
China / Hong Kong: 0.9%
	202,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c)	198,388
Georgia: 0.6%
	118,000	TBC Bank JSC 144A 5.75%, 06/19/24	117,558
Indonesia: 1.2%
	241,000	Bukit Makmur Mandiri Utama PT Reg S 7.75%, 02/13/20 (c)	249,816
Ireland: 4.1%
	282,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	287,640
	285,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	301,388
	262,000	Oilflow SPV 1 DAC Reg S 12.00%, 01/13/22	273,897
			862,925
Luxembourg: 4.4%
	263,000	CSN Resources SA 144A 7.63%, 04/17/22 (c)	279,657
	132,000	Millicom International Cellular SA 144A 6.25%, 03/25/24 (c)	141,900
	313,000	Puma International Financing SA Reg S 5.00%, 01/24/21 (c)	272,527
	246,000	Topaz Marine SA 144A 9.13%, 07/29/19 (c)	248,537
			942,621

See Notes to Financial Statements

5

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Mexico: 0.1%
USD	120,000	Corp. GEO SAB de CV Reg S 9.25%, 07/29/19 (c) (d) *	$14
	29,000	Trust Fibra Uno 144A 6.39%, 07/15/49 (c)	29,798
			29,812
Mongolia: 1.2%
	264,000	Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/21 (c)	263,472
Netherlands: 4.9%
	211,000	Metinvest BV 144A 7.75%, 01/23/23 (c)	218,670
	783,000	Petrobras Global Finance BV 6.90%, 03/19/49	835,461
			1,054,131
Nigeria: 1.2%
	246,000	Seplat Petroleum Development Co. Plc 144A 9.25%, 04/01/20 (c)	259,530
Norway: 1.0%
	200,000	DNO ASA Reg S 144A 8.75%, 05/31/21 (c)	206,000
Panama: 1.1%
	247,000	Avianca Holdings SA Reg S 8.38%, 07/29/19 (c)	241,568
Paraguay: 0.3%
	67,000	Telefónica Celular del Paraguay SA 144A 5.88%, 04/15/22 (c)	70,015
Singapore: 3.1%
	237,814	Eterna Capital Pte Ltd. 8.00% 07/29/19 (c)	198,805
	22,671	Eterna Capital Pte Ltd. Reg S 6.00% 07/29/19 (c)	22,307
	263,000	Indika Energy Capital III Pte Ltd. Reg S 5.88%, 11/09/21 (c)	258,127
	71,030	Innovate Capital Pte Ltd. Reg S 6.00% 07/29/19 (c)	39,972
	140,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/23 (c)	140,936
			660,147
United Arab Emirates: 1.1%
	237,000	ADES International Holding Plc 144A 8.63%, 04/24/21 (c)	235,772

See Notes to Financial Statements

6

Principal Amount			Value

United Kingdom: 2.9%
USD	222,620	DTEK Finance Plc 10.75% 07/29/19 (c)	$226,882
	182,000	Tullow Oil Plc 144A 7.00%, 03/01/21 (c)	185,412
	197,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/23 (c)	200,495
			612,789
United States: 2.4%
	244,000	Azul Investments LLP Reg S 5.88%, 10/26/21 (c)	241,255
	267,000	Gran Tierra Energy, Inc. 144A 7.75%, 05/23/23 (c)	263,128
			504,383
Total Corporate Bonds (Cost: $7,109,577)			7,286,571
FOREIGN GOVERNMENT OBLIGATIONS: 61.9%
Argentina: 6.8%
		Argentine Republic Government International Bonds
	614,000	6.88%, 04/22/21	540,627
	241,151	8.28%, 12/31/33	202,267
ARS	5,058,000	Autonomous City of Buenos Aires 56.07% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+5.00%), 01/23/22 (f)	101,571
	31,150,000	Provincia de Buenos Aires 54.53% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.83%), 05/31/22 (f)	605,001
			1,449,466
Armenia: 1.6%
USD	199,000	Republic of Armenia International Bond 144A 7.15%, 03/26/25	229,994
	89,000	Republic of Armenia International Bond Reg S 7.15%, 03/26/25	102,862
			332,856
Azerbaijan: 2.0%
	413,000	Republic of Azerbaijan International Bond Reg S 5.13%, 09/01/29	433,032

See Notes to Financial Statements

7

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Belarus: 4.7%
BYN	488,000	Development Bank of the Republic of Belarus JSC 144A 12.00%, 05/15/22	$238,655
USD	291,000	Republic of Belarus International Bond 144A 6.20%, 02/28/30	312,312
	421,000	Republic of Belarus International Bond Reg S 6.88%, 02/28/23	454,023
			1,004,990
Brazil: 2.9%
BRL	2,128,000	Brazil Notas do Tesouro Nacional, Series F 10.00%, 01/01/25 (a)	626,470
Costa Rica: 3.1%
		Costa Rica International Bonds Reg S
USD	225,000	7.00%, 04/04/44	224,159
	438,000	7.16%, 03/12/45	440,742
			664,901
Dominican Republic: 2.0%
DOP	10,500,000	Dominican Republic International Bond 144A 9.75%, 06/05/26	211,258
	10,920,000	Dominican Republic International Bond Reg S 8.90%, 02/15/23	215,011
			426,269
El Salvador: 4.0%
		El Salvador Government International Bonds Reg S
USD	213,000	5.88%, 01/30/25	213,002
	193,000	7.65%, 06/15/35	201,446
	194,000	8.25%, 04/10/32	214,129
	192,000	8.63%, 02/28/29	218,882
			847,459
Ghana: 5.6%
		Ghana Government International Bonds Reg S
	201,081	7.88%, 08/07/23	218,562
	263,000	8.13%, 01/18/26	283,701
	675,000	8.63%, 06/16/49	682,442
			1,184,705
Jamaica: 1.0%
	172,000	Jamaica Government International Bond 7.88%, 07/28/45	212,852
Jordan: 2.3%
	233,000	Jordan Government International Bond 144A 7.38%, 10/10/47	241,142
	248,000	Jordan Government International Bond Reg S 7.38%, 10/10/47	256,666
			497,808

See Notes to Financial Statements

8

Principal Amount			Value

Mexico: 2.9%
MXN	11,160,000	Mexican Bonos 8.50%, 11/18/38	$622,780
Mongolia: 2.9%
USD	553,000	Mongolia Government International Bond Reg S 8.75%, 03/09/24	625,225
Nigeria: 6.0%
	265,000	Nigeria Government International Bond Reg S 7.88%, 02/16/32	277,748
		Nigeria Government International Bonds 144A
	197,000	7.63%, 11/21/25	215,592
	689,000	9.25%, 01/21/49	781,721
			1,275,061
Peru: 4.9%
		Peru Government Bonds Reg S 144A
PEN	941,000	5.94%, 02/12/29	311,612
	1,270,000	6.15%, 08/12/32 (a)	423,607
	236,000	Peru Government International Bond 144A 5.40%, 08/12/34	73,292
	652,000	Peru Government International Bond Reg S 6.90%, 08/12/37	231,579
			1,040,090
Tunisia: 4.0%
USD	913,000	Banque Centrale de Tunisie International Bond Reg S 5.75%, 01/30/25	851,956
Ukraine: 2.7%
	312,000	Ukraine Government International Bond 144A 8.99%, 02/01/24	340,666
	324,000	Ukraine Government International Bond Reg S 0.00%, 05/31/40 (s)	233,163
			573,829
United Kingdom: 2.5%
UAH	13,900,000	Ukreximbank Via Biz Finance Plc Reg S 16.50%, 03/02/21	522,047
Total Foreign Government Obligations (Cost: $12,679,341)			13,191,796

Number of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	3,236	Corp. GEO SAB de CV * # ∞	0

See Notes to Financial Statements

9

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

MONEY MARKET FUND: 0.7% (Cost: $164,921)
164,921	AIM Treasury Portfolio–Institutional Class	$164,921
Total Investments: 96.8% (Cost: $19,953,839)		20,643,288
Other assets less liabilities: 3.2%		671,707
NET ASSETS: 100.0%		$21,314,995

Definitions:

ARS	Argentine Peso BYN Belarusian Ruble
DOP	Dominican Peso
BRL	Brazilian Real
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
UAH	Ukrainian Hryvnia
USD	United States Dollar

Footnotes:

(a)	All or a portion of these securities are segregated for forward foreign currency contracts.
(c)	Callable Security-the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(f)	Floating Rate Bond-coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond-the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $7,146,097, or 33.5% of net assets.

See Notes to Financial Statements

10

Schedule of Open Forward Foreign Currency Contracts – June 30, 2019

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	USD	153,663	MYR	635,396	7/10/2019	$78
State Street Bank and Trust Company	MYR	635,396	USD	152,923	7/10/2019	(817)
State Street Bank and Trust Company	USD	415,713	MXN	7,992,545	7/11/2019	93
State Street Bank and Trust Company	MXN	6,149,562	USD	311,483	7/11/2019	(8,443)
State Street Bank and Trust Company	MXN	2,010,328	USD	104,230	7/11/2019	(356)
State Street Bank and Trust Company	TRY	623,963	USD	105,737	7/22/2019	(780)
State Street Bank and Trust Company	TRY	624,645	USD	106,695	7/22/2019	61
State Street Bank and Trust Company	TRY	620,533	USD	105,740	7/22/2019	(192)
State Street Bank and Trust Company	TRY	631,655	USD	106,662	7/22/2019	(1,168)
State Street Bank and Trust Company	USD	63,552	CLP	43,227,907	7/29/2019	268
State Street Bank and Trust Company	CLP	507,023,952	USD	746,722	7/29/2019	(1,825)
Net unrealized depreciation on forward foreign currency contracts						$(13,081)

Definitions:
CLP	Chilean Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	United States Dollar

Summary of Investments by Sector	% of Investments	Value
Basic Materials	4.6%	$948,638
Communications	1.0	211,915
Consumer, Cyclical	5.1	1,042,363
Energy	15.5	3,208,390
Financial	6.6	1,368,587
Government	63.9	13,191,796
Industrial	2.5	506,678
Money Market Fund	0.8	164,921
	100.0%	$20,643,288

See Notes to Financial Statements

11

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$7,286,571	$—	$7,286,571
Foreign Government Obligations*	—	13,191,796	—	13,191,796
Common Stocks*	—	—	0	0
Money Market Fund	164,921	—	—	164,921
Total	$164,921	$20,478,367	$0	$20,643,288
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(13,081)	$—	$(13,081)

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

12

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (Cost $19,953,839)	$20,643,288
Receivables:
Investments sold	633,990
Shares of beneficial interest sold	25,512
Dividends and interest	471,852
Prepaid expenses	49
Other assets	2,374
Total assets	21,777,065
Liabilities:
Payables:
Investments purchased	366,126
Due to Adviser	3,042
Due to custodian	26,044
Deferred Trustee fees	12,612
Accrued expenses	41,165
Net unrealized depreciation on forward foreign currency contracts	13,081
Total liabilities	462,070
NET ASSETS	$21,314,995
Shares of beneficial interest outstanding	2,507,585
Net asset value, redemption and offering price per share	$8.50
Net Assets consist of:
Aggregate paid in capital	$22,925,296
Total distributable earnings (loss)	(1,610,301)
$21,314,995

See Notes to Financial Statements

13

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends		$6,685
Interest (net of foreign taxes withheld of $10,706)		779,848
Total income		786,533
Expenses:
Management fees	$106,065
Transfer agent fees	10,680
Custodian fees	12,794
Professional fees	42,403
Reports to shareholders	12,231
Insurance	586
Trustees’ fees and expenses	2,653
Interest	317
Other	442
Total expenses	188,171
Waiver of management fees	(71,259)
Net expenses		116,912
Net investment income		669,621
Net realized gain on:
Investments (net of foreign taxes of $5,832)		394,834
Forward foreign currency contracts		8,337
Foreign currency transactions and foreign denominated assets and liabilities		2,390
Net realized gain		405,561
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign taxes of $1,372)		944,858
Forward foreign currency contracts		(13,081)
Foreign currency transactions and foreign denominated assets and liabilities		1,644
Net change in unrealized appreciation (depreciation)		933,421
Net Increase in Net Assets Resulting from Operations		$2,008,603

See Notes to Financial Statements

14

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment income	$669,621	$1,400,466
Net realized gain (loss)	405,561	(2,204,064)
Net change in unrealized appreciation (depreciation) .	933,421	(721,396)
Net increase (decrease) in net assets resulting from operations	2,008,603	(1,524,994)
Distributions to shareholders:
Dividends and distributions	(74,755)	(1,862,609)
Share transactions*:
Proceeds from sale of shares	1,784,301	4,519,613
Reinvestment of dividends and distributions	74,755	1,862,609
Cost of shares redeemed	(4,083,801)	(8,435,072)
Net decrease in net assets resulting from share transactions	(2,224,745)	(2,052,850)
Total decrease in net assets	(290,897)	(5,440,453)
Net Assets:
Beginning of period	21,605,892	27,046,345
End of period	$21,314,995	$21,605,892
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	219,888	549,933
Shares reinvested	9,184	222,003
Shares redeemed	(504,226)	(1,027,203)
Net decrease	(275,154)	(255,267)

See Notes to Financial Statements

15

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Initial Class Shares
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$7.76		$8.90	$8.12	$7.63	$9.33	$10.60
Income from investment operations:
Net investment income	0.26	(b)	0.47 (b)	0.60 (b)	0.36	0.56	0.67
Net realized and unrealized gain (loss) on investments	0.51		(0.97)	0.37	0.13	(1.70)	(0.49)
Total from investment operations	0.77		(0.50)	0.97	0.49	(1.14)	0.18
Less dividends and distributions from:
Net investment income	(0.03)		(0.64)	(0.19)	—	(0.56)	(0.56)
Net realized capital gains	—		—	—	—	—	(0.89)
Total dividends and distributions	(0.03)		(0.64)	(0.19)	—	(0.56)	(1.45)
Net asset value, end of period	$8.50		$7.76	$8.90	$8.12	$7.63	$9.33
Total return (a)	9.90	%(c)	(6.14)%	12.24%	6.42%	(13.09)%	2.18%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$21,315		$21,606	$27,046	$26,977	$29,483	$37,026
Ratio of gross expenses to average net assets	1.78	%(d)	1.67%	1.57%	1.34%	1.34%	1.20%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net expenses to average net assets excluding interest expense	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	6.32	%(d)	5.80%	7.04%	4.06%	6.38%	6.34%
Portfolio turnover rate	150	%(c)	286%	586%	595%	572%	441%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

16

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Unconstrained Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class Shares.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services–Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Fund’s Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-
17

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

18

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. The total net realized gains and losses from fluctuations of foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 — Income Taxes.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly. Distributions from net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.
19

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

E.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2019, the Fund held forward foreign currency contracts for six months. The average amounts purchased and sold (in U.S dollars) were $519,389 and $519,358, respectively. Forward foreign currency contracts held at June 30, 2019 are reflected in the Schedule of Open Forward Foreign Currency Contracts.

At June 30, 2019, the Fund held the following derivative instruments (not designated as hedging instruments under GAAP):

Liability Derivatives
Foreign Currency Risk
Forward foreign currency contracts[1]	$(13,081)

1 Statement of Assets and Liabilities location: Net unrealized depreciation on forward foreign currency contracts

20

The impact of transactions in derivative instruments during the period ended June 30, 2019, was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contracts [2]	$8,337
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts [3]	$(13,081)

[2]	Statement of Operations location: Net realized gain on forward foreign currency contracts
[3]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral held, if any, at June 30, 2019 is presented in the Schedule of Investments.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2019. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Received	Net Amount
Forward foreign currency contracts	$500	$(500)	$—	$—	$—
21

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Pledged	Net Amount
Forward foreign currency contracts	$(13,581)	$500	$(13,081)	$13,081	$—

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are calculated on the specific identified cost basis.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets. Refer to the Statement of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2019.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $30,795,612 and $32,584,058, respectively.

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized

22

appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$19,968,836	$773,338	$(98,886)	$674,452

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2018 was as follows:

Ordinary income	$1,862,609

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2018, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term Capital Losses With No Expiration	Long-Term Capital Losses With No Expiration	Total
$(3,315,684)	$—	$(3,315,684)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period January 1, 2019 to June 30, 2019, the Fund’s net realized losses from foreign currency translations were $3,395.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

Note 6—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations

23

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different security transaction clearance and settlement practices and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

At June 30, 2019, the aggregate shareholder accounts of five insurance companies owned approximately 52%, 19%, 10%, 9%, and 5% of the Fund’s outstanding shares of beneficial interest.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 8—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the average daily loan balance during the 15 day period for which a loan was outstanding amounted to $226,713 and the average interest rate was 3.75%. At June 30, 2019, the Fund had no outstanding borrowings under the Facility.

24

Note 9—Recent Accounting Pronouncements—Effective January 1, 2019, the Fund adopted Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), that shortens the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. The adoption of ASU 2017-08 had no material effect on financial statements and related disclosures.

The Fund early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 10—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited)

VANECK VIP UNCONSTRAINED EMERGING
MARKETS BOND FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
26

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub-group of funds selected from the Category by the independent consultant further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the
28

amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds,

29

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted that, at the recommendation of the Adviser and in an effort to enhance the performance and long-term viability of the Fund, the Board had approved material changes to the Fund’s principal investment strategies, which became effective May 1, 2013. The Board further noted that, in light of these changes, the performance of the Fund compared to other similarly managed funds prior to May 1, 2013 was not relevant to the Board’s consideration of the Advisory Agreement. The Board then noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Category and Peer Group medians for the one-, three- and five-year periods. The Board also noted that the Fund had underperformed its benchmark index for the one-, three- and five-year periods. The Board noted that actions that had been taken by the Adviser to establish additional risk-control investment guidelines that limit the Fund’s exposure to certain issuer-specific and country-specific risks and acknowledged the recent improvement in the Fund’s performance.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median expense ratios for its Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the

30

Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors

31

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

32

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPUEMBSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

(a)  Not applicable.

(b)  Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date September 6, 2019
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date September 6, 2019
     ------------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date September 6, 2019
     ------------------